SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 3,301	$ 3,472
Finished goods	5,698,476	469,918
Cost of projects	235,358	40,815
Inventories, gross	5,937,135	514,205
Allowance for slow-moving or obsolete inventories	(155,797)	(157,847)
Inventories, net	$ 5,781,338	$ 356,358